Scheduled Maturities of Certificates of Deposit (Detail) (Certificates of Deposit, USD $)	Dec. 31, 2012
Certificates of Deposit
Time Deposits [Line Items]
2013	$ 195,771,306
2014	48,440,344
2015	3,969,729
2016	13,102
2017	56,356
Time Deposits, Total	$ 248,250,837